Condensed Statements of Operations (Parenthetical)	12 Months Ended
Dec. 31, 2019 USD ($)
Income Statement [Abstract]
Ordinary shares subject to possible redemption	$ 28,502,357
Income attributable to ordinary shares subject to possible redemption	$ 4,069,302